Nonexempt Party-In-Interest Transactions (Additional Information) (Details) - EBP 001 [Member] - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2024	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2023
Employee Benefit Plan, Nonexempt Party-In-Interest Transactions [Line Items]
Investment failed to remit participant contributions in timely manner amount		$ 3,330		$ 34,441
Participant contributions in timely manner corrected amount			$ 10,870
Participant contribution corrected outside VFCP	$ 20,241